                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-09685

                        Pioneer High Yield Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Equity Income Fund

 Schedule of Investments 7/31/16 (unaudited)

 Shares

 Value

 COMMON STOCKS - 100.0%

 Energy - 7.9%

 Oil & Gas Equipment & Services - 0.3%

 418,400

 Frank's International NV

 $

 5,154,688

 Integrated Oil & Gas - 4.0%

 299,731

 Chevron Corp.

 $

 30,716,433

 165,061

 Exxon Mobil Corp.

 14,682,176

 317,788

 Occidental Petroleum Corp.

 23,748,297

 $

 69,146,906

 Oil & Gas Exploration & Production - 1.4%

 437,472

 Anadarko Petroleum Corp.

 $

 23,855,348

 Oil & Gas Refining & Marketing - 2.2%

 426,030

 Marathon Petroleum Corp.

 $

 16,781,322

 273,425

 Phillips 66

 20,796,706

 $

 37,578,028

 Total Energy

 $

 135,734,970

 Materials - 10.8%

 Diversified Chemicals - 0.6%

 173,802

 The Dow Chemical Co.

 $

 9,327,953

 Fertilizers & Agricultural Chemicals - 0.3%

 53,000

 Agrium, Inc.

 $

 4,810,280

 Specialty Chemicals - 6.0%

 113,247

 Celanese Corp.

 $

 7,182,125

 4,755

 Givaudan SA

 9,780,031

 189,317

 Johnson Matthey Plc

 8,211,791

 394,532

 Syngenta AG (A.D.R.)

 31,018,106

 441,006

 The Valspar Corp.

 46,953,911

 $

 103,145,964

 Aluminum - 0.9%

 763,708

 Alcoa, Inc.

 $

 8,110,579

 82,619

 Kaiser Aluminum Corp.

 6,844,984

 $

 14,955,563

 Diversified Metals & Mining - 2.6%

 193,279

 BHP Billiton, Ltd. (A.D.R.)

 $

 5,738,454

 237,600

 Compass Minerals International, Inc.

 16,534,584

 274,951

 Materion Corp.

 7,261,456

 180,125

 Rio Tinto Plc

 5,870,542

 366,433

 Southern Copper Corp.

 9,523,594

 $

 44,928,630

 Steel - 0.4%

 137,424

 Nucor Corp.

 $

 7,371,423

 Total Materials

 $

 184,539,813

 Capital Goods - 6.3%

 Aerospace & Defense - 1.0%

 125,125

 Raytheon Co.

 $

 17,458,691

 Industrial Conglomerates - 2.0%

 1,084,984

 General Electric Co.

 $

 33,786,402

 Industrial Machinery - 2.7%

 54,000

 Ingersoll-Rand Plc

 $

 3,578,040

 1,363,363

 The Gorman-Rupp Co.

 36,933,504

 177,309

 The Timken Co.

 5,930,986

 $

 46,442,530

 Trading Companies & Distributors - 0.6%

 184,056

 Wolseley Plc

 $

 10,257,305

 Total Capital Goods

 $

 107,944,928

 Commercial Services & Supplies - 2.2%

 Office Services & Supplies - 0.6%

 192,664

 MSA Safety, Inc.

 $

 10,766,064

 Diversified Support Services - 1.4%

 290,000

 G&K Services, Inc.

 $

 23,260,900

 Human Resource & Employment Services - 0.2%

 95,096

 Randstad Holding NV

 $

 4,091,091

 Total Commercial Services & Supplies

 $

 38,118,055

 Transportation - 1.3%

 Railroads - 1.3%

 145,004

 Norfolk Southern Corp.

 $

 13,018,459

 97,059

 Union Pacific Corp.

 9,031,340

 $

 22,049,799

 Total Transportation

 $

 22,049,799

 Consumer Durables & Apparel - 0.6%

 Household Appliances - 0.6%

 380,383

 Electrolux AB

 $

 10,312,244

 Total Consumer Durables & Apparel

 $

 10,312,244

 Consumer Services - 3.8%

 Hotels, Resorts & Cruise Lines - 1.3%

 491,964

 InterContinental Hotels Group Plc

 $

 19,684,852

 50,637

 InterContinental Hotels Group Plc (A.D.R.)

 2,050,798

 $

 21,735,650

 Leisure Facilities - 2.0%

 587,087

 Cedar Fair LP

 $

 34,755,550

 Restaurants - 0.5%

 48,921

 Cracker Barrel Old Country Store, Inc.

 $

 7,700,655

 Total Consumer Services

 $

 64,191,855

 Media - 3.3%

 Broadcasting - 1.4%

 280,000

 CBS Corp. (Class B)

 $

 14,621,600

 132,190

 Scripps Networks Interactive, Inc.

 8,732,471

 $

 23,354,071

 Movies & Entertainment - 1.1%

 500,000

 Regal Entertainment Group

 $

 11,760,000

 100,000

 Time Warner, Inc.

 7,665,000

 $

 19,425,000

 Publishing - 0.8%

 114,100

 John Wiley & Sons, Inc. (Class A)

 $

 6,583,570

 142,644

 Meredith Corp.

 7,771,245

 $

 14,354,815

 Total Media

 $

 57,133,886

 Food & Staples Retailing - 1.6%

 Hypermarkets & Super Centers - 1.6%

 377,837

 Wal-Mart Stores, Inc.

 $

 27,570,766

 Total Food & Staples Retailing

 $

 27,570,766

 Food, Beverage & Tobacco - 15.9%

 Soft Drinks - 2.9%

 353,400

 Dr. Pepper Snapple Group, Inc.

 $

 34,813,434

 343,033

 The Coca-Cola Co.

 14,966,530

 $

 49,779,964

 Packaged Foods & Meats - 13.0%

 38,000

 Calavo Growers, Inc.

 $

 2,499,640

 445,005

 Campbell Soup Co.

 27,710,461

 542,570

 ConAgra Foods, Inc.

 25,370,573

 290,559

 General Mills, Inc.

 20,888,287

 80,712

 John B Sanfilippo & Son, Inc.

 3,766,829

 357,785

 Kellogg Co.

 29,592,397

 100,000

 McCormick & Co., Inc.

 10,225,000

 222,793

 Mead Johnson Nutrition Co.

 19,873,136

 769,000

 Mondelez International, Inc.

 33,820,620

 518,396

 Pinnacle Foods, Inc.

 26,028,663

 205,000

 The Hershey Co.

 22,705,800

 $

 222,481,406

 Total Food, Beverage & Tobacco

 $

 272,261,370

 Household & Personal Products - 1.0%

 Household Products - 1.0%

 129,210

 The Clorox Co.

 $

 16,935,555

 Total Household & Personal Products

 $

 16,935,555

 Health Care Equipment & Services - 4.3%

 Health Care Equipment - 3.3%

 226,600

 Becton Dickinson and Co.

 $

 39,881,600

 1,026,557

 Smith & Nephew Plc

 16,895,015

 $

 56,776,615

 Health Care Distributors - 1.0%

 489,300

 Owens & Minor, Inc.

 $

 17,472,903

 Total Health Care Equipment & Services

 $

 74,249,518

 Pharmaceuticals, Biotechnology & Life Sciences - 7.9%

 Biotechnology - 0.2%

 17,043

 Shire Plc (A.D.R.)

 $

 3,308,387

 Pharmaceuticals - 7.7%

 323,326

 AstraZeneca Plc (A.D.R.)

 $

 11,038,350

 142,342

 Eli Lilly & Co.

 11,798,728

 461,065

 GlaxoSmithKline Plc (A.D.R.)

 20,780,200

 156,477

 Johnson & Johnson

 19,595,615

 508,997

 Merck & Co., Inc.

 29,857,764

 415,937

 Pfizer, Inc.

 15,343,916

 481,577

 Zoetis, Inc.

 24,305,191

 $

 132,719,764

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 136,028,151

 Banks - 4.4%

 Diversified Banks - 2.5%

 1,553,803

 Bank of America Corp.

 $

 22,514,605

 320,000

 JPMorgan Chase & Co.

 20,470,400

 $

 42,985,005

 Regional Banks - 1.9%

 398,337

 The PNC Financial Services Group, Inc.

 $

 32,922,553

 Total Banks

 $

 75,907,558

 Diversified Financials - 7.6%

 Consumer Finance - 1.1%

 303,741

 American Express Co.

 $

 19,579,145

 Asset Management & Custody Banks - 5.4%

 636,888

 Invesco, Ltd.

 $

 18,584,392

 224,045

 Northern Trust Corp.

 15,143,202

 553,080

 State Street Corp.

 36,381,602

 568,996

 The Bank of New York Mellon Corp.

 22,418,442

 $

 92,527,638

 Investment Banking & Brokerage - 1.1%

 632,759

 Morgan Stanley Co.

 $

 18,179,166

 Total Diversified Financials

 $

 130,285,949

 Insurance - 3.7%

 Life & Health Insurance - 2.0%

 424,218

 Lincoln National Corp.

 $

 18,525,600

 454,991

 Sun Life Financial, Inc.

 15,005,603

 $

 33,531,203

 Multi-line Insurance - 1.1%

 468,013

 The Hartford Financial Services Group, Inc.

 $

 18,650,318

 Property & Casualty Insurance - 0.6%

 335,353

 The Progressive Corp.

 $

 10,902,326

 Total Insurance

 $

 63,083,847

 Real Estate - 3.3%

 Hotel & Resort REIT - 0.5%

 336,165

 Chesapeake Lodging Trust

 $

 8,494,890

 Office REIT - 1.0%

 149,330

 Alexandria Real Estate Equities, Inc.

 $

 16,769,759

 Residential REIT - 0.7%

 128,333

 Camden Property Trust

 $

 11,497,353

 Retail REIT - 0.6%

 331,872

 Kimco Realty Corp.

 $

 10,653,091

 Specialized REIT - 0.5%

 359,003

 Outfront Media, Inc.

 $

 8,354,000

 Total Real Estate

 $

 55,769,093

 Software & Services - 1.1%

 IT Consulting & Other Services - 1.1%

 159,919

 Accenture Plc

 $

 18,040,462

 Total Software & Services

 $

 18,040,462

 Semiconductors & Semiconductor Equipment - 3.0%

 Semiconductor Equipment - 0.3%

 81,814

 Cabot Microelectronics Corp.

 $

 4,305,053

 Semiconductors - 2.7%

 288,426

 Linear Technology Corp.

 $

 17,302,676

 523,502

 Microchip Technology, Inc.

 29,127,651

 $

 46,430,327

 Total Semiconductors & Semiconductor Equipment

 $

 50,735,380

 Utilities - 10.0%

 Electric Utilities - 5.4%

 800,138

 Alliant Energy Corp.

 $

 32,205,554

 332,057

 American Electric Power Co., Inc.

 23,011,550

 348,814

 Eversource Energy

 20,402,131

 298,006

 Westar Energy, Inc.

 16,560,193

 $

 92,179,428

 Gas Utilities - 1.5%

 453,986

 National Fuel Gas Co.

 $

 25,654,749

 Multi-Utilities - 3.1%

 498,500

 Ameren Corp.

 $

 26,141,340

 335,667

 Consolidated Edison, Inc.

 26,880,213

 $

 53,021,553

 Total Utilities

 $

 1,711,748,929

 TOTAL COMMON STOCKS

 (Cost $1,342,494,891)

 $

 1,711,748,929

 TOTAL INVESTMENT IN SECURITIES - 100.0%

 (Cost $1,342,494,891) (a)

 $

 1,711,748,929

 OTHER ASSETS & LIABILITIES - 0.0%

 $

 459,633

 TOTAL NET ASSETS - 100.0%

 $

 1,712,208,562

 *

 Non-income producing security.

 REIT

 Real Estate Investment Trust.

 (A.D.R.)

 American Depositary Receipts.

 (a)

 At July 31, 2016, the net unrealized appreciation on investments based on cost for federal income tax purposes of $1,342,494,891 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

                409,920,228

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

                (40,666,190)

 Net unrealized appreciation

 $

                369,254,038

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  See Notes to Financial Statements — Note 1A.

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)  See Notes to Financial Statements — Note 1A.

 The following is a summary of the inputs used as of July 31, 2016, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
1,711,748,929

$
-

$
-

$
1,711,748,929

 Total

$
1,711,748,929

$
-

$
-

$
1,711,748,929

 During the period ended July 31, 2016, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer High Yield Fund By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date September 28, 2016 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date September 28, 2016 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date September 28, 2016 * Print the name and title of each signing officer under his or her signature.